UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 113.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.5%
Accudyne Industries, LLC
Term Loan, 4.23%, Maturing December 13, 2019		5,926	$5,917,521
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.50%, Maturing June 1, 2024	GBP	3,750	4,986,923
Term Loan, 4.71%, Maturing June 1, 2024		4,525	4,581,639
IAP Worldwide Services, Inc.
Revolving Loan, 1.37%, Maturing July 18, 2018(2)		944	937,624
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,267	1,019,942
TransDigm, Inc.
Term Loan, 4.29%, Maturing February 28, 2020		33,212	33,369,853
Term Loan, 4.29%, Maturing June 4, 2021		15,714	15,794,204
Term Loan, 4.23%, Maturing June 9, 2023		39,011	39,267,002
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, Maturing October 4, 2021		12,994	12,982,926

			$118,857,634

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.24%, Maturing September 23, 2022		1,114	$1,122,818
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, Maturing April 6, 2024		32,126	32,122,159
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023		4,093	4,107,963
Dayco Products, LLC
Term Loan, 6.23%, Maturing May 19, 2023		10,275	10,352,063
FCA US, LLC
Term Loan, 3.23%, Maturing December 31, 2018		35,244	35,433,338
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, Maturing April 15, 2021		40,586	40,843,949
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.23%, Maturing April 30, 2019		15,325	15,398,437
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021		7,157	7,219,924
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022		13,383	13,483,121
TI Group Automotive Systems, LLC
Term Loan, 3.75%, Maturing June 30, 2022	EUR	6,828	8,171,850
Term Loan, 3.98%, Maturing June 30, 2022		23,856	23,960,639
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing March 7, 2024		17,617	17,686,368
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024		2,500	2,515,625

			$212,418,254

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.48%, Maturing March 20, 2024		4,813	$4,877,614
Arterra Wines Canada, Inc.
Term Loan, Maturing December 15, 2023(4)		1,000	1,006,875
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020		7,564	7,147,633
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021		2,000	1,500,000

			$14,532,122

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		8,618	$8,757,615
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		24,711	24,448,208
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.06%, Maturing March 3, 2023		3,800	3,819,000
Salient Partners L.P.
Term Loan, 9.80%, Maturing May 19, 2021		6,224	6,037,129

			$43,061,952

Building and Development — 3.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023		29,227	$29,421,049
Auction.com, LLC
Term Loan, 6.24%, Maturing May 12, 2019		8,578	8,652,616
Capital Automotive L.P.
Term Loan, 4.24%, Maturing March 24, 2024		7,857	7,941,059
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024		19,840	19,918,550
DTZ U.S. Borrower, LLC
Term Loan, 4.49%, Maturing November 4, 2021		38,895	39,094,529
HD Supply Waterworks Ltd.
Term Loan, Maturing August 1, 2024(4)		7,825	7,891,027
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023		8,184	8,337,323
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	7,300	8,735,359
Ply Gem Industries, Inc.
Term Loan, 4.30%, Maturing February 1, 2021		7,361	7,411,786
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023		39,551	39,674,910
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023		15,814	15,912,523
Realogy Corporation
Term Loan, 3.23%, Maturing July 20, 2021		2,925	2,928,656
Term Loan, 3.48%, Maturing July 20, 2022		15,101	15,214,118
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022		5,268	5,323,467
Werner Co.
Term Loan, 7.25%, Maturing June 23, 2024		5,550	5,570,813

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023		5,362	$5,416,110
Term Loan - Second Lien, 10.20%, Maturing September 30, 2024		9,850	9,917,719

			$237,361,614

Business Equipment and Services — 9.8%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021		15,279	$14,024,948
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024		19,900	20,057,674
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020		10,206	9,058,104
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.51%, Maturing June 21, 2024		5,350	5,389,569
Brickman Group Ltd., LLC
Term Loan, 4.23%, Maturing December 18, 2020		2,437	2,451,712
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023		20,974	21,152,982
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022		16,205	16,280,815
Ceridian, LLC
Term Loan, 4.73%, Maturing September 15, 2020		5,511	5,509,856
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024		62,942	63,344,388
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019		17,293	17,542,065
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022		7,270	7,358,090
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019		15,271	11,052,458
DigitalGlobe, Inc.
Term Loan, 3.98%, Maturing January 15, 2024		6,716	6,740,388
Education Management, LLC
Revolving Loan, 3.58%, Maturing March 31, 2019(2)(3)		5,858	4,159,290
Term Loan, 5.80%, Maturing July 2, 2020(3)		3,491	2,478,472
Term Loan, 8.80%, Maturing July 2, 2020(3)		6,636	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023		56,069	56,606,421
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020		8,417	8,455,678
First Data Corporation
Term Loan, 3.23%, Maturing June 2, 2020		14,594	14,630,012
Term Loan, 3.48%, Maturing July 8, 2022		45,204	45,356,425
Term Loan, 3.73%, Maturing April 26, 2024		7,494	7,536,420
Garda World Security Corporation
Term Loan, 7.25%, Maturing May 24, 2024		24,267	24,539,696
Term Loan, 8.00%, Maturing May 24, 2024	CAD	8,653	6,945,034
Gartner, Inc.
Term Loan, 3.23%, Maturing March 20, 2022		1,975	1,986,109
Term Loan, 3.23%, Maturing April 5, 2024		1,995	2,006,222
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023		7,998	8,042,016

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GTCR Valor Companies, Inc.
Term Loan, Maturing June 20, 2023(4)	EUR	3,000	$3,542,523
Term Loan, Maturing June 20, 2023(4)		10,200	10,151,125
Hayward Industries, Inc.
Term Loan, Maturing July 18, 2024(4)		4,600	4,630,190
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021		24,378	24,652,057
Information Resources, Inc.
Term Loan, 5.48%, Maturing January 18, 2024		21,870	22,068,397
ION Trading Finance Limited
Term Loan, 3.75%, Maturing August 11, 2023	EUR	8,133	9,757,803
Term Loan, 4.05%, Maturing August 11, 2023		11,165	11,123,270
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023		10,004	10,054,441
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021		9,873	9,946,896
Term Loan, 3.81%, Maturing March 9, 2023		1,961	1,978,086
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023		53,807	54,440,448
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		19,258	19,493,753
PGX Holdings, Inc.
Term Loan, 6.49%, Maturing September 29, 2020		13,959	13,976,522
Prime Security Services Borrower, LLC
Term Loan, 3.98%, Maturing May 2, 2022		16,429	16,545,091
ServiceMaster Company
Term Loan, 3.73%, Maturing November 8, 2023		22,985	23,159,182
Spin Holdco, Inc.
Term Loan, 4.98%, Maturing November 14, 2022		31,495	31,511,516
Techem GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	13,200	15,772,661
Tempo Acquisition, LLC
Term Loan, 4.23%, Maturing May 1, 2024		8,275	8,345,685
Tibco Software, Inc.
Term Loan, Maturing December 4, 2020(4)		5,650	5,698,556
TNS, Inc.
Term Loan, 5.24%, Maturing February 14, 2020		2,979	3,003,624
Trans Union, LLC
Term Loan, 3.73%, Maturing April 9, 2023		20,610	20,737,571
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021		27,375	27,450,868
Term Loan, Maturing September 2, 2021(4)		1,600	1,608,000
TriNet HR Corporation
Term Loan, 3.57%, Maturing July 9, 2019		526	525,765
Vestcom Parent Holdings, Inc.
Term Loan, 5.23%, Maturing December 19, 2023		14,114	14,149,105
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022		7,793	7,812,806

			$754,840,785

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.73%, Maturing November 30, 2019		4,044	$4,058,994
Charter Communications Operating, LLC
Term Loan, 3.24%, Maturing July 1, 2020		15,800	15,898,306
Term Loan, 3.24%, Maturing January 3, 2021		6,325	6,366,437
Term Loan, 3.24%, Maturing January 15, 2022		2,935	2,953,242
Term Loan, 3.48%, Maturing January 15, 2024		19,849	20,003,134
CSC Holdings, LLC
Term Loan, 3.48%, Maturing July 17, 2025		49,130	49,129,985
MCC Iowa, LLC
Term Loan, 3.70%, Maturing January 29, 2021		5,977	6,023,773
Mediacom Illinois, LLC
Term Loan, 3.45%, Maturing February 15, 2024		4,734	4,772,949
Numericable Group SA
Term Loan, 3.00%, Maturing July 31, 2025	EUR	9,152	10,882,460
Term Loan, 4.06%, Maturing July 31, 2025		16,982	16,982,437
Numericable U.S., LLC
Term Loan, 4.56%, Maturing January 14, 2025		3,970	3,993,042
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024		6,511	6,437,937
Telenet Financing USD, LLC
Term Loan, 3.98%, Maturing June 30, 2025		28,525	28,710,926
Term Loan, 3.00%, Maturing March 31, 2026	EUR	3,500	4,180,666
UPC Financing Partnership
Term Loan, 3.98%, Maturing April 15, 2025		27,425	27,599,834
Virgin Media Bristol, LLC
Term Loan, 3.98%, Maturing January 31, 2025		67,806	68,215,798
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, Maturing January 31, 2026	GBP	12,525	16,631,353
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	18,425	21,965,381
Ziggo Secured Finance Partnership
Term Loan, 3.73%, Maturing April 15, 2025		41,150	41,245,509

			$356,052,163

Chemicals and Plastics — 6.6%
A. Schulman, Inc.
Term Loan, 4.48%, Maturing June 1, 2022		9,614	$9,728,117
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024		10,125	10,208,319
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022		11,512	11,548,059
Ashland, Inc.
Term Loan, 3.24%, Maturing May 24, 2024		5,575	5,612,169
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	9,975	11,995,528
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		31,425	31,591,050
Caldic B.V.
Term Loan, 3.25%, Maturing June 27, 2024	EUR	1,500	1,793,458

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemours Company (The)
Term Loan, 3.00%, Maturing May 12, 2022	EUR	6,410	$7,663,773
Term Loan, 3.73%, Maturing May 12, 2022		2,889	2,916,055
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		3,786	3,821,801
Term Loan - Second Lien, 8.98%, Maturing August 1, 2022		5,325	5,336,092
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	2,993	3,575,734
Term Loan, 3.73%, Maturing February 14, 2024		3,516	3,539,264
Flint Group GmbH
Term Loan, 3.75%, Maturing September 7, 2021	EUR	1,247	1,483,124
Term Loan, 4.31%, Maturing September 7, 2021		1,921	1,918,775
Flint Group US, LLC
Term Loan, 4.31%, Maturing September 7, 2021		2,993	2,988,759
Term Loan, 4.31%, Maturing September 7, 2021		11,622	11,607,013
Gemini HDPE, LLC
Term Loan, 4.31%, Maturing August 7, 2021		14,074	14,179,144
Huntsman International, LLC
Term Loan, 4.23%, Maturing April 19, 2019		730	733,783
Term Loan, 3.98%, Maturing October 1, 2021		6,104	6,145,839
Term Loan, 4.23%, Maturing April 1, 2023		13,920	14,026,995
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	12,644	15,076,122
Term Loan, 3.25%, Maturing April 1, 2024	EUR	38,855	46,318,243
INEOS Styrolution Group GmbH
Term Loan, Maturing April 1, 2024(4)		2,000	2,012,812
Ineos US Finance, LLC
Term Loan, 4.01%, Maturing March 31, 2022		14,432	14,513,965
Term Loan, 4.01%, Maturing April 1, 2024		13,955	14,051,903
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		22,393	22,638,247
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020		8,862	8,906,106
MacDermid Funding, LLC
Term Loan, 4.25%, Maturing June 7, 2020	EUR	3,970	4,737,285
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020		2,520	2,544,492
Term Loan, 3.50%, Maturing June 7, 2023	EUR	5,227	6,240,461
Term Loan, 4.23%, Maturing June 7, 2023		30,735	30,956,987
Minerals Technologies, Inc.
Term Loan, 3.50%, Maturing February 14, 2024		15,552	15,707,778
Orion Engineered Carbons GmbH
Term Loan, 3.80%, Maturing July 25, 2021		5,154	5,173,057
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,925	2,296,477
OXEA Finance, LLC
Term Loan, 4.47%, Maturing January 15, 2020		6,235	6,178,217
PKC Holding Corporation
Term Loan, 4.68%, Maturing May 8, 2024		10,424	10,489,024
PolyOne Corporation
Term Loan, 3.51%, Maturing November 12, 2022		7,229	7,281,862

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PQ Corporation
Term Loan, 5.56%, Maturing November 4, 2022		10,558	$10,653,915
Proampac PG Borrower, LLC
Term Loan, 5.20%, Maturing November 18, 2023		2,496	2,532,135
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021		8,512	8,558,814
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020		576	580,966
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020		3,264	3,292,141
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021		17,635	17,833,482
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		33,880	34,163,592
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024		5,050	5,109,969
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022		27,004	27,189,263
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)		3,900	3,921,938
Versum Materials, Inc.
Term Loan, 3.80%, Maturing September 29, 2023		4,367	4,413,399
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		16,903	16,987,208

			$512,772,711

Clothing/Textiles — 0.1%
Samsonite International S.A.
Term Loan, 3.48%, Maturing August 1, 2023		9,843	$9,923,402

			$9,923,402

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.75%, Maturing October 6, 2021	GBP	1,103	$1,464,637
Penn Engineering & Manufacturing Corp.
Term Loan, 3.98%, Maturing May 30, 2024		2,525	2,537,625
SGB-SMIT Management GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	6,713	8,064,032
Spectrum Brands, Inc.
Term Loan, 3.27%, Maturing June 23, 2022		13,091	13,176,127
Term Loan, 4.39%, Maturing June 23, 2022	CAD	9,298	7,506,014

			$32,748,435

Containers and Glass Products — 2.9%
Anchor Glass Container Corporation
Term Loan, 4.01%, Maturing December 7, 2023		4,303	$4,324,892
Berry Plastics Group, Inc.
Term Loan, 3.73%, Maturing October 1, 2022		17,608	17,693,494
Term Loan, 3.72%, Maturing January 19, 2024		7,481	7,521,776
BWAY Holding Company
Term Loan, 4.47%, Maturing April 3, 2024		16,475	16,548,791
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		4,855	4,895,054

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Constantia Flexibles Group GmbH
Term Loan, 4.30%, Maturing April 30, 2022		3,970	$3,984,887
Flex Acquisition Company, Inc.
Term Loan, 4.55%, Maturing December 29, 2023		34,369	34,643,826
Horizon Holdings III SAS
Term Loan, 3.00%, Maturing October 29, 2022	EUR	16,325	19,373,855
Libbey Glass, Inc.
Term Loan, 4.22%, Maturing April 9, 2021		14,682	13,415,723
Pelican Products, Inc.
Term Loan, 5.55%, Maturing April 11, 2020		7,038	7,082,125
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023		61,027	61,351,047
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022		32,311	32,543,044

			$223,378,514

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		25,749	$26,038,376
Prestige Brands, Inc.
Term Loan, 3.98%, Maturing January 26, 2024		2,666	2,684,624

			$28,723,000

Drugs — 4.5%
Albany Molecular Research, Inc.
Term Loan, 5.98%, Maturing July 16, 2021		18,036	$18,167,616
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		13,467	13,567,987
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		27,841	28,084,881
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		25,088	25,495,475
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		45,400	46,149,917
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing March 29, 2024		22,272	22,418,064
Jaguar Holding Company II
Term Loan, 4.02%, Maturing August 18, 2022		59,260	59,712,982
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024		27,753	27,895,862
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024		33,175	33,309,790
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.98%, Maturing April 1, 2022		69,806	71,163,318

			$345,965,892

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023		39,126	$39,458,729
Casella Waste Systems, Inc.
Term Loan, 3.98%, Maturing October 17, 2023		4,876	4,912,066

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clean Harbors, Inc.
Term Loan, 3.23%, Maturing June 27, 2024		2,850	$2,864,843
EnergySolutions, LLC
Term Loan, 6.99%, Maturing May 29, 2020		18,276	18,515,630
GFL Environmental, Inc.
Term Loan, 4.77%, Maturing September 27, 2023	CAD	9,702	7,791,309
Term Loan, 4.05%, Maturing September 29, 2023		18,299	18,388,459

			$91,931,036

Electronics/Electrical — 11.4%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024		26,500	$26,708,767
Answers Finance, LLC
Term Loan, 6.23%, Maturing April 15, 2021		2,836	2,778,990
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021		3,318	3,252,000
Applied Systems, Inc.
Term Loan, 4.55%, Maturing January 25, 2021		28,032	28,274,570
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022		20,364	20,531,965
Term Loan - Second Lien, 10.80%, Maturing December 14, 2023		4,700	4,714,688
Avast Software B.V.
Term Loan, 3.50%, Maturing September 29, 2023	EUR	5,135	6,157,335
Term Loan, 4.55%, Maturing September 29, 2023		21,988	22,225,063
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021		7,116	6,811,092
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022		8,250	8,289,933
CPI International, Inc.
Term Loan, Maturing July 25, 2024(4)		6,775	6,808,875
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, Maturing April 27, 2024		11,750	11,797,740
Cypress Semiconductor Corporation
Term Loan, 4.98%, Maturing July 5, 2021		15,290	15,400,023
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021		7,938	8,002,946
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024		14,630	14,781,311
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021		2,048	2,064,971
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020		8,319	8,324,181
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020		23,623	23,800,173
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing April 3, 2018	EUR	12,500	14,852,996
Term Loan, 3.73%, Maturing February 15, 2024		47,998	48,241,431
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022		34,051	34,398,170
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023		17,357	17,497,522
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	10,779	12,876,259
Term Loan, 4.05%, Maturing February 1, 2022		69,274	69,279,778

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022		52,826	$52,996,418
Lattice Semiconductor Corporation
Term Loan, 5.47%, Maturing March 10, 2021		10,094	10,119,179
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, Maturing May 17, 2024		13,099	13,099,035
MA FinanceCo., LLC
Term Loan, 3.81%, Maturing November 19, 2021		34,751	34,786,939
Term Loan, 3.98%, Maturing June 21, 2024		4,637	4,642,081
MaxLinear, Inc.
Term Loan, 3.72%, Maturing May 12, 2024		12,353	12,414,262
MH Sub I, LLC
Term Loan, 4.98%, Maturing July 8, 2021		18,827	19,039,302
Microsemi Corporation
Term Loan, 3.55%, Maturing January 15, 2023		887	890,313
MTS Systems Corporation
Term Loan, 4.48%, Maturing July 5, 2023		9,379	9,472,916
Ramundsen Holdings, LLC
Term Loan, 5.55%, Maturing February 1, 2024		13,965	14,122,106
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021		17,956	18,088,139
Term Loan - Second Lien, 8.30%, Maturing April 11, 2022		2,450	2,455,103
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023		14,136	14,304,153
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing June 21, 2024		31,313	31,349,118
Sensata Technologies B.V.
Term Loan, 3.47%, Maturing October 14, 2021		806	814,493
SGS Cayman L.P.
Term Loan, 6.67%, Maturing April 23, 2021		826	795,946
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021		36,012	33,952,408
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022		811	816,195
Term Loan, 3.48%, Maturing July 8, 2022		14,320	14,411,734
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024		12,900	12,980,625
Sutherland Global Services, Inc.
Term Loan, 6.67%, Maturing April 23, 2021		3,548	3,419,345
Switch, Ltd.
Term Loan, 3.98%, Maturing June 20, 2024		2,525	2,545,516
Synchronoss Technologies, Inc.
Term Loan, 5.76%, Maturing January 19, 2024		7,731	7,730,625
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022		11,020	11,060,949
Uber Technologies
Term Loan, 5.23%, Maturing July 13, 2023		48,052	48,213,807
VeriFone, Inc.
Term Loan, 3.24%, Maturing July 8, 2019		4,741	4,705,291
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023		17,682	17,854,988
Term Loan, 5.50%, Maturing June 30, 2023	EUR	2,993	3,578,685

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023		34,512	$34,684,866
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing August 26, 2023	EUR	1,883	2,249,287
Term Loan, 4.80%, Maturing August 26, 2023		11,096	11,161,669
Western Digital Corporation
Term Loan, 3.98%, Maturing April 29, 2023		16,152	16,297,608

			$882,923,880

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.48%, Maturing September 20, 2020		2,250	$2,260,847
Term Loan, 3.98%, Maturing March 20, 2022		54,150	54,437,699
Delos Finance S.a.r.l.
Term Loan, 3.55%, Maturing October 6, 2023		24,125	24,218,484
Flying Fortress, Inc.
Term Loan, 3.55%, Maturing October 30, 2022		11,500	11,561,100

			$92,478,130

Financial Intermediaries — 4.2%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022		5,549	$5,619,033
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020		18,994	19,112,605
Term Loan - Second Lien, 10.30%, Maturing December 26, 2020		4,650	4,667,438
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022		27,978	28,240,418
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020		12,573	12,627,805
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, Maturing September 30, 2023		6,352	6,433,691
Focus Financial Partners, LLC
Term Loan, 4.55%, Maturing July 3, 2024		18,125	18,317,578
Fortress Investment Group, LLC
Term Loan, 1.38%, Maturing June 14, 2022		11,700	11,859,050
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022		32,089	32,409,480
Geo Group, Inc. (The)
Term Loan, 3.48%, Maturing March 22, 2024		4,364	4,379,747
Guggenheim Partners, LLC
Term Loan, 3.98%, Maturing July 21, 2023		45,164	45,566,029
Harbourvest Partners, LLC
Term Loan, 3.80%, Maturing February 4, 2021		4,876	4,875,626
Jefferies Finance, LLC
Term Loan, Maturing July 26, 2024(4)		1,000	1,006,250
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024		12,120	12,206,741
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020		2,376	2,384,930
NXT Capital, Inc.
Term Loan, 5.74%, Maturing November 22, 2022		22,673	23,069,747

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 6.23%, Maturing December 5, 2020		5,436	$5,445,817
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022		28,091	28,302,041
Sesac Holdco II, LLC
Term Loan, 4.48%, Maturing February 23, 2024		7,207	7,215,946
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024		6,450	6,542,719
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020		9,303	9,396,159
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020		39,864	36,658,491

			$326,337,341

Food Products — 3.4%
American Seafoods Group, LLC
Term Loan, Maturing August 21, 2023(4)		3,500	$3,514,584
Blue Buffalo Company Ltd.
Term Loan, 3.23%, Maturing May 18, 2024		9,875	9,955,234
Del Monte Foods, Inc.
Term Loan, 4.43%, Maturing February 18, 2021		12,621	9,960,394
Term Loan - Second Lien, 8.69%, Maturing August 18, 2021		6,263	3,778,675
Dole Food Company, Inc.
Term Loan, 4.25%, Maturing April 6, 2024		15,850	15,956,766
High Liner Foods Incorporated
Term Loan, 4.54%, Maturing April 24, 2021		12,213	12,266,517
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 15, 2023		14,130	14,321,348
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, Maturing July 2, 2022	EUR	4,500	5,396,280
Term Loan, 3.44%, Maturing July 2, 2022		18,285	18,387,589
JBS USA, LLC
Term Loan, 3.80%, Maturing October 30, 2022		61,271	60,811,902
Keurig Green Mountain, Inc.
Term Loan, 2.75%, Maturing March 3, 2021		3,516	3,520,865
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,913	6,757,726
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,460	347,171
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023		33,008	33,114,799
Term Loan, 5.25%, Maturing May 5, 2023	GBP	2,475	3,292,132
Nomad Foods Europe Midco Limited
Term Loan, 3.00%, Maturing April 18, 2024	EUR	5,825	6,986,618
Term Loan, 3.98%, Maturing April 18, 2024		8,175	8,259,309
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, Maturing February 2, 2024		11,766	11,829,634
Post Holdings, Inc.
Term Loan, 3.49%, Maturing May 24, 2024		24,550	24,676,580
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	5,500	6,605,603

			$259,739,726

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food Service — 2.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, Maturing February 16, 2024	71,380	$71,394,679
Centerplate, Inc.
Term Loan, 4.97%, Maturing November 26, 2019	10,632	10,638,212
Landry’s, Inc.
Term Loan, 3.97%, Maturing October 4, 2023	20,763	20,801,858
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023	7,336	7,409,781
NPC International, Inc.
Term Loan, 4.73%, Maturing April 19, 2024	15,645	15,806,347
Pizza Hut Holdings, LLC
Term Loan, 3.23%, Maturing June 16, 2023	16,249	16,350,206
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020	1,992	2,006,526
TKC Holdings, Inc.
Term Loan, 5.48%, Maturing February 1, 2023	9,052	9,108,889
US Foods, Inc.
Term Loan, 3.99%, Maturing June 27, 2023	12,961	13,077,132
Weight Watchers International, Inc.
Term Loan, 4.53%, Maturing April 2, 2020	44,926	44,314,808

		$210,908,438

Food/Drug Retailers — 1.6%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021	16,321	$16,323,222
Term Loan, 4.29%, Maturing December 21, 2022	11,691	11,710,386
Term Loan, 4.25%, Maturing June 22, 2023	43,504	43,574,775
General Nutrition Centers, Inc.
Term Loan, 3.74%, Maturing March 4, 2019	7,084	6,859,628
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, Maturing August 21, 2020	33,665	33,828,716
Term Loan - Second Lien, 5.12%, Maturing June 21, 2021	8,000	8,045,000
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024	2,300	2,296,171
Term Loan, 4.73%, Maturing June 8, 2024	3,834	3,826,952

		$126,464,850

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023	8,458	$8,521,764

		$8,521,764

Health Care — 11.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	2,048	$2,069,896
ADMI Corp.
Term Loan, 5.03%, Maturing April 30, 2022	17,336	17,544,999
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	5,160	5,227,818
Alere, Inc.
Term Loan, 4.23%, Maturing June 18, 2020	973	973,459
Term Loan, 4.49%, Maturing June 18, 2022	28,875	28,960,895

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Alliance Healthcare Services, Inc.
Term Loan, 4.48%, Maturing June 3, 2019	13,089	$13,116,579
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	7,074	7,118,133
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	15,832	15,964,043
Beaver-Visitec International, Inc.
Term Loan, 6.30%, Maturing August 21, 2023	5,707	5,706,875
BioClinica, Inc.
Term Loan, 5.56%, Maturing October 20, 2023	11,678	11,516,968
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	28,351	28,758,942
CeramTec Acquisition Corporation
Term Loan, 3.95%, Maturing August 30, 2020	1,056	1,063,364
CHG Healthcare Services, Inc.
Term Loan, 4.56%, Maturing June 7, 2023	25,064	25,379,753
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	14,007	14,029,913
Term Loan, 4.21%, Maturing January 27, 2021	26,589	26,612,629
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	10,783	10,853,602
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	4,279	4,305,241
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	9,781	9,866,773
DaVita HealthCare Partners, Inc.
Term Loan, 3.98%, Maturing June 24, 2021	9,733	9,832,197
DJO Finance, LLC
Term Loan, 4.48%, Maturing April 21, 2020	19,600	19,555,900
Term Loan, 4.48%, Maturing June 8, 2020	5,724	5,711,462
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	70,770	71,283,269
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	3,116	3,159,024
Term Loan, 5.01%, Maturing May 20, 2024(2)	959	972,007
Faenza Acquisition GmbH
Term Loan, 3.95%, Maturing August 30, 2020	2,670	2,689,244
Term Loan, 3.95%, Maturing August 30, 2020	8,774	8,837,534
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	17,742	17,901,361
GHX Ultimate Parent Corporation
Term Loan, 4.55%, Maturing May 31, 2024	10,625	10,704,688
Greatbatch Ltd.
Term Loan, 4.73%, Maturing October 27, 2022	17,138	17,243,404
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	36,833	37,052,431
HCA, Inc.
Term Loan, 3.48%, Maturing February 15, 2024	1,496	1,508,540
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	21,752	21,922,846
Immucor, Inc.
Term Loan, 6.24%, Maturing June 15, 2021	1,000	1,013,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
INC Research, LLC
Term Loan, Maturing June 27, 2024(4)	4,750	$4,781,174
Indivior Finance S.a.r.l.
Term Loan, 7.32%, Maturing December 19, 2019	8,050	8,170,990
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	29,950	30,051,119
Kindred Healthcare, Inc.
Term Loan, 4.81%, Maturing April 9, 2021	38,986	39,067,284
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	27,675	27,698,053
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	21,314	21,460,976
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	7,653	7,036,092
Medical Solutions, LLC
Term Loan, 5.49%, Maturing June 9, 2024	5,500	5,555,000
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	5,552	5,441,240
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	52,314	52,580,654
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	4,036	3,955,753
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	7,253	7,317,220
National Surgical Hospitals, Inc.
Term Loan, 4.73%, Maturing June 1, 2022	4,856	4,858,480
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	2,433	1,484,114
Onex Carestream Finance L.P.
Term Loan, 5.27%, Maturing June 7, 2019	8,336	8,331,400
Opal Acquisition, Inc.
Term Loan, 5.30%, Maturing November 27, 2020	22,567	21,371,280
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021	34,510	34,596,167
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023	14,095	14,200,815
Quintiles IMS Incorporated
Term Loan, 3.26%, Maturing March 7, 2024	17,148	17,303,098
RadNet, Inc.
Term Loan, 4.59%, Maturing June 30, 2023	13,089	13,176,995
Select Medical Corporation
Term Loan, 4.81%, Maturing March 6, 2024	15,810	15,997,997
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.23%, Maturing May 15, 2022	4,997	5,006,471
Stratose Intermediate Holdings II, LLC
Term Loan, 4.55%, Maturing January 21, 2022	2,500	2,509,375
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)	18,100	18,292,312
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024	35,960	35,937,400
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024	9,700	9,760,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.48%, Maturing June 23, 2024		15,775	$15,824,297
Vedici Groupe
Term Loan, 3.75%, Maturing October 31, 2022	EUR	8,000	9,567,645

			$899,790,940

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 5.80%, Maturing June 30, 2024		13,300	$13,502,266
Serta Simmons Bedding, LLC
Term Loan, 4.77%, Maturing November 8, 2023		47,789	47,884,130

			$61,386,396

Industrial Equipment — 5.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,332	$28,781,715
Blount International, Inc.
Term Loan, 6.23%, Maturing April 12, 2023		1,928	1,948,849
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		29,351	29,571,573
Coherent Holding GmbH
Term Loan, 3.00%, Maturing November 7, 2023	EUR	7,793	9,373,561
Columbus McKinnon Corporation
Term Loan, 4.30%, Maturing January 31, 2024		9,469	9,552,239
Delachaux S.A.
Term Loan, 3.75%, Maturing October 28, 2021	EUR	4,377	5,262,322
Term Loan, 4.80%, Maturing October 28, 2021		10,815	10,868,673
Dragon Merger Sub, LLC
Term Loan, 5.31%, Maturing July 12, 2024		8,725	8,844,969
Term Loan, 4.50%, Maturing July 31, 2024	EUR	2,704	3,230,494
Term Loan, 4.50%, Maturing July 31, 2024	EUR	6,759	8,076,234
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		11,797	11,855,483
Term Loan, 5.80%, Maturing January 15, 2021		4,380	4,401,460
Filtration Group Corporation
Term Loan, 4.26%, Maturing November 21, 2020		18,935	19,098,544
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		34,576	34,795,949
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,200	3,820,893
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	8,055	9,628,088
Term Loan, 4.55%, Maturing April 1, 2024		33,972	34,213,669
Generac Power Systems, Inc.
Term Loan, 3.55%, Maturing May 31, 2023		19,588	19,722,498
Harsco Corporation
Term Loan, 6.25%, Maturing November 2, 2023		6,224	6,350,292
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021		26,337	26,568,503
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023		30,086	30,312,132
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		15,871	15,870,964

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	13,075	$15,750,266
Rexnord, LLC
Term Loan, 4.05%, Maturing August 21, 2023		51,467	51,783,069
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021		8,140	8,210,991
STS Operating, Inc.
Term Loan, 4.98%, Maturing February 12, 2021		5,256	5,268,947
Tank Holding Corp.
Term Loan, 5.55%, Maturing March 16, 2022		9,045	9,083,092
Terex Corporation
Term Loan, 3.73%, Maturing January 31, 2024		10,119	10,192,612
WP Deluxe Merger Sub, Inc.
Term Loan, Maturing July 19, 2024(4)		328	329,515
Term Loan, Maturing July 19, 2024(4)		2,522	2,534,735

			$435,302,331

Insurance — 3.2%
Alliant Holdings I, Inc.
Term Loan, 4.56%, Maturing August 12, 2022		21,487	$21,602,972
AmWINS Group, Inc.
Term Loan, 4.17%, Maturing January 25, 2024		28,864	28,984,003
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022		21,742	21,821,098
Term Loan - Second Lien, 10.23%, Maturing October 20, 2023		1,225	1,249,500
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022		35,242	35,429,264
Term Loan, 4.23%, Maturing November 3, 2023		33,409	33,689,829
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021		12,675	12,710,655
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019		11,669	10,638,418
Term Loan - Second Lien, 9.30%, Maturing June 10, 2020(3)		6,266	5,181,907
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020		29,976	30,235,619
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024		22,304	22,482,771
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024		20,950	20,921,634

			$244,947,670

Leisure Goods/Activities/Movies — 3.8%
AMC Entertainment, Inc.
Term Loan, 3.48%, Maturing December 15, 2022		9,931	$9,969,856
Term Loan, 3.48%, Maturing December 15, 2023		3,955	3,969,957
Ancestry.com Operations, Inc.
Term Loan, 4.48%, Maturing October 19, 2023		28,859	29,178,656
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023		31,903	32,164,799
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023		7,303	7,365,361
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022		18,291	18,413,139

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cedar Fair L.P.
Term Loan, 3.48%, Maturing April 13, 2024	2,438	$2,463,185
Cinemark USA, Inc.
Term Loan, 3.21%, Maturing May 9, 2022	2,435	2,443,893
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	23,125	23,214,933
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	11,250	11,432,813
Kasima, LLC
Term Loan, 3.79%, Maturing May 17, 2021	287	288,677
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	638	643,188
Term Loan, 5.95%, Maturing May 8, 2021	4,948	4,984,707
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	16,724	16,836,304
Match Group, Inc.
Term Loan, 4.47%, Maturing November 16, 2022	4,911	4,948,335
National CineMedia, LLC
Term Loan, 3.99%, Maturing November 26, 2019	1,232	1,235,746
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	18,890	18,921,814
Regal Cinemas Corporation
Term Loan, 3.23%, Maturing April 1, 2022	5,347	5,368,439
Sabre GLBL, Inc.
Term Loan, 3.98%, Maturing February 22, 2024	11,413	11,516,509
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.55%, Maturing May 14, 2020	2,315	2,315,293
Term Loan, 4.30%, Maturing March 31, 2024	16,832	16,904,555
SRAM, LLC
Term Loan, 4.79%, Maturing March 15, 2024	16,281	16,403,186
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, Maturing September 19, 2019	11,174	10,839,207
Travel Leaders Group, LLC
Term Loan, 6.48%, Maturing January 25, 2024	12,968	13,072,861
UFC Holdings, LLC
Term Loan, 4.48%, Maturing August 18, 2023	10,223	10,293,031
WMG Acquisition Corp.
Term Loan, 3.73%, Maturing November 1, 2023	21,377	21,494,258

		$296,682,702

Lodging and Casinos — 4.4%
Affinity Gaming, LLC
Term Loan, 4.73%, Maturing July 1, 2023	11,640	$11,721,467
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021	39,885	40,117,223
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022	5,550	5,621,566
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023	13,579	13,653,968
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(6)	6,346	7,599,589
Term Loan, Maturing March 31, 2024(4)	725	728,172
Caesars Growth Properties Holdings, LLC
Term Loan, 4.23%, Maturing May 8, 2021	8,329	8,397,840

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing April 18, 2024		32,950	$33,114,750
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(4)		2,925	2,943,281
Term Loan, Maturing July 31, 2024(4)	GBP	925	1,237,480
Eldorado Resorts, LLC
Term Loan, 3.56%, Maturing April 17, 2024		18,055	18,050,995
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023		37,073	37,304,959
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023		6,915	6,976,478
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023		5,875	5,928,856
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019		1,129	1,142,221
Term Loan, 4.71%, Maturing November 21, 2019		2,634	2,665,181
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, Maturing October 25, 2023		39,441	39,658,190
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, Maturing April 14, 2021		12,502	12,609,860
Las Vegas Sands, LLC
Term Loan, 3.23%, Maturing March 29, 2024		3,980	4,001,146
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.98%, Maturing April 23, 2021		22,268	22,330,293
Term Loan, 3.48%, Maturing April 25, 2023		23,725	23,848,308
Playa Resorts Holding B.V.
Term Loan, 4.32%, Maturing April 5, 2024		18,825	18,945,009
RHP Hotel Properties L.P.
Term Loan, 3.44%, Maturing May 11, 2024		10,474	10,539,211
Richmond UK Bidco Limited
Term Loan, 4.50%, Maturing March 3, 2024	GBP	2,925	3,916,533
Tropicana Entertainment, Inc.
Term Loan, 4.30%, Maturing November 27, 2020		7,635	7,711,689

			$340,764,265

Nonferrous Metals/Minerals — 1.0%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022		17,953	$18,087,325
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019		17,429	16,433,644
Global Brass & Copper, Inc.
Term Loan, 4.50%, Maturing July 18, 2023		11,042	11,193,384
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020		17,120	16,729,258
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)		193	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		3,252	535,279
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020		6,542	6,623,965
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020		10,550	10,615,937

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,489	$558,714

		$80,777,506

Oil and Gas — 2.6%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	14,904	$15,493,799
BCP Raptor, LLC
Term Loan, 5.51%, Maturing June 24, 2024	7,075	7,048,469
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	16,909	17,089,068
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	7,997	8,075,816
CITGO Petroleum Corporation
Term Loan, 4.80%, Maturing July 29, 2021	10,975	11,032,015
Crestwood Holdings, LLC
Term Loan, 9.23%, Maturing June 19, 2019	7,732	7,641,384
Energy Transfer Equity L.P.
Term Loan, 3.97%, Maturing February 2, 2024	5,600	5,627,418
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	12,537	12,075,141
Term Loan, 8.30%, Maturing August 31, 2020	14,225	13,584,875
Term Loan, 8.42%, Maturing September 30, 2020	3,998	3,223,363
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	5,552	3,303,458
Floatel International Ltd.
Term Loan, 6.30%, Maturing June 27, 2020	3,837	2,877,720
MEG Energy Corp.
Term Loan, 4.73%, Maturing December 31, 2023	42,613	42,468,401
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	92	0
Term Loan, 7.30%, Maturing July 18, 2022	564	493,276
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	25,430	17,482,941
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	336	283,739
Term Loan, 4.71%, Maturing December 16, 2020	902	760,806
Term Loan, 4.71%, Maturing December 16, 2020	6,482	5,469,205
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	894	771,400
Term Loan, 4.73%, Maturing October 1, 2019	1,464	1,262,921
Term Loan, 4.73%, Maturing October 1, 2019	11,050	9,530,890
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	543	486,257
Ultra Resources, Inc.
Term Loan, 4.22%, Maturing April 12, 2024	11,075	11,075,000

		$197,157,362

Publishing — 1.8%
Ascend Learning, LLC
Term Loan, 4.53%, Maturing July 12, 2024	13,650	$13,738,725
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	41,597	38,711,635

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harland Clarke Holdings Corp.
Term Loan, 7.30%, Maturing December 31, 2021	4,872	$4,912,231
Term Loan, 6.80%, Maturing February 9, 2022	8,891	8,925,854
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	8,284	8,367,327
Merrill Communications, LLC
Term Loan, 6.56%, Maturing June 1, 2022	5,068	5,089,914
Nielsen Finance, LLC
Term Loan, 3.22%, Maturing October 4, 2023	25,688	25,768,552
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	12,257	12,355,005
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	12,929	12,994,918
Tweddle Group, Inc.
Term Loan, 7.31%, Maturing October 24, 2022	7,971	8,030,405

		$138,894,566

Radio and Television — 3.1%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	5,810	$5,403,530
AP NMT Acquisition B.V.
Term Loan, 7.05%, Maturing August 13, 2021	5,946	5,564,098
CBS Radio, Inc.
Term Loan, 4.73%, Maturing October 17, 2023	14,199	14,311,891
Term Loan, Maturing October 17, 2023(4)	4,200	4,247,250
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, Maturing December 23, 2020	40,287	32,541,772
Entercom Radio, LLC
Term Loan, 4.71%, Maturing November 1, 2023	17,531	17,627,524
Entravision Communications Corporation
Term Loan, 3.80%, Maturing May 31, 2020	12,530	12,564,954
Gray Television, Inc.
Term Loan, 3.72%, Maturing February 7, 2024	2,363	2,382,030
Hubbard Radio, LLC
Term Loan, 4.49%, Maturing May 27, 2022	5,400	5,427,489
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	14,994	12,238,998
Term Loan, 8.73%, Maturing July 30, 2019	2,571	2,074,527
Mission Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	2,581	2,600,822
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	21,116	21,281,063
Radio Systems Corporation
Term Loan, 4.73%, Maturing May 2, 2024	4,125	4,166,250
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	6,573	6,564,452
Sinclair Television Group, Inc.
Term Loan, 3.49%, Maturing January 3, 2024	17,537	17,584,295
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	74,157	73,941,109

		$240,522,054

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 3.5%
Ascena Retail Group, Inc.
Term Loan, 5.75%, Maturing August 21, 2022	17,819	$14,878,768
Bass Pro Group, LLC
Term Loan, 6.05%, Maturing June 9, 2018	3,225	3,243,141
Term Loan, 6.30%, Maturing December 16, 2023	9,550	9,313,809
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	8,080	7,928,255
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	17,954	18,078,944
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	854	856,044
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	17,027	12,727,957
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, Maturing July 9, 2019	16,172	15,282,772
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	18,119	18,184,264
J. Crew Group, Inc.
Term Loan, 4.31%, Maturing March 5, 2021	23,217	12,645,936
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, Maturing May 1, 2023	11,826	11,999,269
Men’s Wearhouse, Inc. (The)
Term Loan, 4.72%, Maturing June 18, 2021	9,703	9,444,625
Michaels Stores, Inc.
Term Loan, 3.98%, Maturing January 30, 2023	13,457	13,482,380
Neiman Marcus Group Ltd., LLC
Term Loan, 4.47%, Maturing October 25, 2020	19,980	14,951,359
Party City Holdings, Inc.
Term Loan, 4.32%, Maturing August 19, 2022	22,836	22,923,551
PetSmart, Inc.
Term Loan, 4.23%, Maturing March 11, 2022	38,899	36,980,791
PFS Holding Corporation
Term Loan, 4.74%, Maturing January 31, 2021	11,557	10,993,413
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021	6,167	5,958,699
Rent-A-Center, Inc.
Term Loan, 4.24%, Maturing March 19, 2021	952	937,429
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019	21,562	20,160,469
Vivid Seats Ltd.
Term Loan, 5.30%, Maturing June 30, 2024	10,400	10,465,000

		$271,436,875

Steel — 0.8%
Atkore International, Inc.
Term Loan, 4.30%, Maturing December 22, 2023	13,263	$13,374,940
Neenah Foundry Company
Term Loan, 7.78%, Maturing April 26, 2019	10,326	10,248,472

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021		36,205	$36,544,710

			$60,168,122

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.30%, Maturing March 15, 2022		9,761	$9,740,272
Hertz Corporation (The)
Term Loan, 3.99%, Maturing June 30, 2023		7,524	7,518,711
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022		976	977,443
Term Loan, 4.23%, Maturing July 31, 2022		3,209	3,214,190
PODS, LLC
Term Loan, 4.47%, Maturing February 2, 2022		4,660	4,690,396
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021		20,420	18,275,895

			$44,416,907

Telecommunications — 5.2%
Arris Group, Inc.
Term Loan, 3.73%, Maturing April 26, 2024		574	$577,976
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025		50,575	49,962,587
Ciena Corporation
Term Loan, 3.73%, Maturing January 28, 2022		6,686	6,724,046
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024		7,875	7,960,310
Consolidated Communications, Inc.
Term Loan, 4.24%, Maturing October 4, 2023		17,362	17,414,128
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024		10,225	10,336,841
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing April 19, 2024	EUR	16,875	20,098,709
Frontier Communications Corp.
Term Loan, 4.98%, Maturing June 15, 2024		19,025	18,340,100
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, Maturing January 6, 2023		11,701	11,416,184
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019		63,059	62,920,710
IPC Corp.
Term Loan, 5.82%, Maturing August 6, 2021		16,851	16,345,404
Level 3 Financing, Inc.
Term Loan, 3.48%, Maturing February 22, 2024		23,800	23,926,449
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024		16,384	16,452,209
SBA Senior Finance II, LLC
Term Loan, 3.49%, Maturing March 24, 2021		9,440	9,494,613
Term Loan, 3.49%, Maturing June 10, 2022		1,953	1,963,127
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024		54,389	54,620,982

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.30%, Maturing April 23, 2019	18,900	$18,134,441
Term Loan, 4.31%, Maturing April 23, 2019	11,867	11,385,941
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	41,651	42,067,333
U.S. Telepacific Corporation
Term Loan, 6.23%, Maturing May 2, 2023	2,500	2,473,048

		$402,615,138

Utilities — 2.4%
AES Corporation
Term Loan, 3.19%, Maturing May 24, 2022	3,142	$3,141,471
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, Maturing May 3, 2020	3,316	3,323,255
Term Loan, 3.74%, Maturing January 31, 2022	7,881	7,880,532
Calpine Corporation
Term Loan, 2.99%, Maturing November 30, 2017	6,764	6,779,139
Term Loan, 2.99%, Maturing December 31, 2019	3,915	3,923,445
Term Loan, 4.05%, Maturing January 15, 2024	37,147	37,321,248
Dayton Power & Light Company (The)
Term Loan, 4.49%, Maturing August 24, 2022	4,055	4,121,729
Dynegy, Inc.
Term Loan, 4.48%, Maturing February 7, 2024	20,748	20,855,039
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	1,045	1,055,672
Term Loan, 5.30%, Maturing December 19, 2021	23,158	23,402,387
Helix Gen Funding, LLC
Term Loan, 4.96%, Maturing June 2, 2024	7,525	7,614,359
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	1,684	1,620,414
Lightstone Generation, LLC
Term Loan, 5.73%, Maturing January 30, 2024	1,692	1,677,813
Term Loan, 5.73%, Maturing January 30, 2024	27,160	26,926,796
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	8,888	7,376,998
Longview Power, LLC
Term Loan, 7.24%, Maturing April 13, 2021	10,462	5,910,747
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing July 15, 2023	2,943	2,857,106
Term Loan, 5.23%, Maturing April 15, 2024	6,829	6,607,493
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	13,684	13,792,202

		$186,187,845

Total Senior Floating-Rate Loans (identified cost $8,823,703,879)		$8,790,992,322

Corporate Bonds & Notes — 3.6%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.875%, 4/15/24(7)(8)	EUR	6,000	$7,043,849

			$7,043,849

Cable and Satellite Television — 0.0%(9)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)		1,825	$1,915,684

			$1,915,684

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20		22,200	$21,006,750
PQ Corp.
6.75%, 11/15/22(7)		3,000	3,256,560

			$24,263,310

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		20,375	$20,833,438
4.804%, 7/15/21(7)(8)		8,075	8,266,781

			$29,100,219

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(7)		9,841	$10,406,858
7.00%, 3/15/24(7)		12,794	13,657,595

			$24,064,453

Electronics/Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(7)		10,400	$11,440,000

			$11,440,000

Entertainment — 0.1%
Vougeot Bidco PLC
7.875%, 7/15/20(7)	GBP	3,500	$4,745,194
Vue International Bidco PLC
4.919%, 7/15/20(7)(8)	EUR	2,875	3,433,206

			$8,178,400

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		750	$792,035

			$792,035

Food Products — 0.3%
Iceland Bondco PLC
4.545%, 7/15/20(7)(8)	GBP	10,491	$13,910,575
6.25%, 7/15/21(7)	GBP	3,925	5,405,213

			$19,315,788

Security	Principal Amount* (000’s omitted)		Value
Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$11,766,500
6.25%, 3/31/23		13,375	13,742,812
HCA, Inc.
4.75%, 5/1/23		4,650	4,905,750
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		21,975	23,733,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,421,875
4.375%, 10/1/21		6,225	6,365,063

			$73,935,000

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.28%, 11/15/19(7)(8)	GBP	6,500	$8,640,424

			$8,640,424

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,336,500

			$4,336,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,459	$7,096,603
9.00%, 2/15/20(6)		2,459	3,202,708
9.00%, 2/15/20(6)		6,246	8,134,879

			$18,434,190

Media — 0.0%(9)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		3,600	$3,744,000

			$3,744,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,850,750

			$6,850,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,386,426
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,201,844
5.125%, 2/15/25(7)		3,000	3,015,000

			$7,603,270

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		8,600	$7,073,500

			$7,073,500

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.921%, 4/30/19(7)(8)	EUR	4,825	$5,794,944
6.50%, 4/30/20(7)		3,150	3,260,250

			$9,055,194

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,070,000
5.875%, 1/15/24(7)		5,000	5,175,000
5.25%, 6/1/26(7)		7,675	7,559,875

			$14,804,875

Total Corporate Bonds & Notes (identified cost $275,299,864)			$280,591,441

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class DR, 8.754%, 10/15/27(7)(8)		$2,000	$2,033,448
Series 2013-7RA, Class DR, 8.444%, 10/15/28(7)(8)		3,000	3,048,226
Series 2015-16A, Class D, 6.654%, 7/15/27(7)(8)		3,000	2,973,009
Apidos CLO XIV
Series 2013-14A, Class D, 4.804%, 4/15/25(7)(8)		3,000	2,999,697
Series 2013-14A, Class E, 5.704%, 4/15/25(7)(8)		1,500	1,443,722
Apidos CLO XVII
Series 2014-17A, Class C, 4.604%, 4/17/26(7)(8)		1,500	1,496,169
Apidos CLO XXI
Series 2015-21A, Class D, 6.854%, 7/18/27(7)(8)		1,500	1,502,777
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.204%, 10/17/24(7)(8)		2,000	2,009,934
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.554%, 7/17/25(7)(8)		1,670	1,594,957
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, 7/15/26(7)(8)		2,175	2,065,656
Carlyle Global Market Strategies CLO, Ltd.
Series 2016-4A, Class D, 8.207%, 10/20/27(7)(8)		1,500	1,530,330
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.407%, 10/20/28(7)(8)		2,000	2,000,791
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.307%, 10/20/27(7)(8)		2,000	2,034,102
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.059%, 11/14/27(7)(8)		2,000	2,045,468
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.817%, 11/20/27(7)(8)		3,000	3,059,618
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, 4/20/25(7)(8)		2,900	2,900,850
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.454%, 7/15/29(7)(8)		2,000	2,012,378

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.404%, 10/17/27(7)(8)	2,450	$2,450,632
Series 2014-1A, Class DR, 8.204%, 1/17/27(7)(8)	1,900	1,901,597
Series 2015-1A, Class DR, 7.372%, 5/21/29(7)(8)	1,850	1,789,033
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.757%, 10/20/27(7)(8)	2,900	2,857,303

Total Asset-Backed Securities (identified cost $44,276,733)		$45,749,697

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(10)(11)	168	$2,485,811

		$2,485,811

Automotive — 0.0%(9)
Dayco Products, LLC(3)(10)(11)	48,926	$1,541,169

		$1,541,169

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(11)	41,829,101	$0
RCS Capital Corp.(10)(11)	435,169	7,397,873

		$7,397,873

Electronics/Electrical — 0.1%
Answers Corp.(10)(11)	642,963	$9,724,815

		$9,724,815

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(11)	319,499	$599,061

		$599,061

Lodging and Casinos — 0.0%(9)
Tropicana Entertainment, Inc.(10)(11)	40,751	$1,782,856

		$1,782,856

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(11)	1,769	$0

		$0

Oil and Gas — 0.4%
Ameriforge Group, Inc.(3)(10)(11)	538,696	$18,854,360
Paragon Offshore Finance Company, Class A(10)(11)	16,581	17,133
Paragon Offshore Finance Company, Class B(10)(11)	8,290	171,327
Paragon Offshore, Ltd.(10)(11)	16,581	248,715
Samson Resources II, LLC, Class A(10)(11)	387,972	9,182,017
Southcross Holdings Group, LLC(3)(10)(11)	573	0
Southcross Holdings L.P., Class A(10)(11)	573	415,425

		$28,888,977

Security	Shares	Value
Publishing — 0.1%
ION Media Networks, Inc.(3)(11)	13,247	$6,895,461
MediaNews Group, Inc.(3)(10)(11)	66,239	2,319,686

		$9,215,147

Total Common Stocks (identified cost $43,154,407)		$61,635,709

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(10)(11)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(12)	61,722,294	$61,734,638

Total Short-Term Investments (identified cost $61,734,638)		$61,734,638

Total Investments — 119.4% (identified cost $9,251,454,441)		$9,240,703,807

Less Unfunded Loan Commitments — (0.1)%		$(5,681,645)

Net Investments — 119.3% (identified cost $9,245,772,796)		$9,235,022,162

Other Assets, Less Liabilities — (19.3)%		$(1,498,727,623)

Net Assets — 100.0%		$7,736,294,539

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $210,141,834 or 2.7% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $613,374.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	10,900,000	USD	8,661,256	State Street Bank and Trust Company	8/31/17	$85,486	$—
USD	28,617,279	CAD	38,473,643	HSBC Bank USA, N.A.	8/31/17	—	(2,256,025)
USD	3,420,390	EUR	2,992,500	JPMorgan Chase Bank, N.A.	8/31/17	—	(127,442)
USD	98,873,805	EUR	87,766,903	State Street Bank and Trust Company	8/31/17	—	(5,180,397)
USD	12,750,707	EUR	10,915,188	State Street Bank and Trust Company	8/31/17	—	(190,061)
USD	8,189,213	GBP	6,313,917	HSBC Bank USA, N.A.	8/31/17	—	(149,284)
USD	124,086,527	EUR	108,472,933	HSBC Bank USA, N.A.	9/29/17	—	(4,724,854)
USD	30,332,947	GBP	23,400,899	Goldman Sachs International	9/29/17	—	(602,815)
USD	124,290,309	EUR	105,864,940	Goldman Sachs International	10/31/17	—	(1,635,650)
USD	23,653,138	GBP	18,041,012	State Street Bank and Trust Company	10/31/17	—	(221,035)

						$85,486	$(15,087,563)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $85,486 and $15,087,563, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,239,776,686

Gross unrealized appreciation	$122,120,641
Gross unrealized depreciation	(126,875,165)

Net unrealized depreciation	$(4,754,524)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,771,377,073	$13,933,604	$8,785,310,677
Corporate Bonds & Notes	—	280,591,441	—	280,591,441
Asset-Backed Securities	—	45,749,697	—	45,749,697
Common Stocks	1,782,856	27,756,366	32,096,487	61,635,709
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	61,734,638	—	61,734,638
Total Investments	$1,782,856	$9,187,209,215	$46,030,091	$9,235,022,162
Forward Foreign Currency Exchange Contracts	$—	$85,486	$—	$85,486
Total	$1,782,856	$9,187,294,701	$46,030,091	$9,235,107,648

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(15,087,563)	$—	$(15,087,563)
Total	$—	$(15,087,563)	$—	$(15,087,563)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017